CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions	CNY (¥) shares	USD ($) shares	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Retained earnings CNY (¥)	Retained earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Treasury stock CNY (¥) shares	Total Ctrip's shareholders' equity CNY (¥)	Total Ctrip's shareholders' equity Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Non-controlling interests CNY (¥)
Balance at Dec. 31, 2017	¥ 86,615			¥ 5	¥ 71,341	¥ 384	¥ 6,379	¥ (6,093)	¥ 8,838	¥ 6,093	¥ (2,111)	¥ 84,836		¥ 1,779
Balance (in shares) at Dec. 31, 2017 | shares				67,600,654							(2,929,137)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options	¥ 653				653							653
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	1,050,382	1,050,382		1,522,154
Share-based compensation	¥ 1,707				1,707							1,707
Appropriations to statutory reserves						100			(100)
Foreign currency translation adjustments	(1,072)						(1,072)					(1,072)
Unrealized securities holding gains	(696)						(696)					(696)
Early Termination of Convertible Notes (in shares) | shares				16							16
Net income / (loss)	1,096								1,112			1,112		(16)
Issuance of additional equity stake by subsidiaries	394													394
Disposal of shares in subsidiaries	(30)				4							4		(34)
Acquisition of additional shares in subsidiaries	(602)				(224)							(224)		(378)
Non-controlling interest in subsidiary disposed of in Business Combination	399				395							395		4
Business combination	269													269
Balance at Dec. 31, 2018	88,733			¥ 5	73,876	484	(1,482)		15,943		¥ (2,111)	86,715		2,018
Balance (in shares) at Dec. 31, 2018 | shares				69,122,824							(2,929,121)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options	¥ 467				467							467
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	735,416	735,416		854,749
Share-based compensation	¥ 1,714				1,680							1,680		34
Appropriations to statutory reserves						151			(151)
Foreign currency translation adjustments	(289)						(289)					(289)
Unrealized securities holding gains	266						266					266
Accretion of redeemable non-controlling interests	(44)								(44)			(44)
Net income / (loss)	6,998								7,055			7,055		(57)
Deconsolidation of shares in subsidiaries	(45)													(45)
Issuance of additional equity stake by subsidiaries	19													19
Disposal of shares in subsidiaries	2				2							2
Equity transaction in which a non-controlling interest in a subsidiary is exchanged for a non-controlling interest in another subsidiary					(25)							(25)		25
Business combination	267													267
Share issuance for the investments	7,615			¥ 1	7,614							7,615
Share issuance for the investments (in shares) | shares				4,108,831
Balance at Dec. 31, 2019	105,703		¥ (83)	¥ 6	83,614	635	(1,505)		22,803	¥ (83)	¥ (2,111)	103,442	¥ (83)	2,261
Balance (in shares) at Dec. 31, 2019 | shares				74,086,404							(2,929,121)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options	¥ 159				159							159
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	436,995	436,995		866,988
Share-based compensation	¥ 1,873				1,873							1,873
Appropriations to statutory reserves						3			(3)
Foreign currency translation adjustments	75	$ 11					75					75
Unrealized securities holding gains	(178)						(178)					(178)
Accretion of redeemable non-controlling interests	(40)	(6)							(40)			(40)
Net income / (loss)	(3,269)								(3,207)			(3,207)		(62)
Deconsolidation of shares in subsidiaries	176													176
Issuance of additional equity stake by subsidiaries	5													5
Disposal of shares in subsidiaries	(234)					(1)						(1)		(233)
Acquisition of additional shares in subsidiaries	(2,620)				(1,695)							(1,695)		(925)
Equity transaction in which a non-controlling interest in a subsidiary is exchanged for a non-controlling interest in another subsidiary					9							9		(9)
Balance at Dec. 31, 2020	¥ 101,567	$ 15,566		¥ 6	¥ 83,960	¥ 637	¥ (1,608)		¥ 19,470		¥ (2,111)	¥ 100,354		¥ 1,213
Balance (in shares) at Dec. 31, 2020 | shares				74,953,392							(2,929,121)